Derivatives - Interest Rate Swaps (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
A. Interest rate swaps that meet the criteria for hedge accounting [Abstract]
Notional amount outstanding	$ 1,030,642	$ 1,588,491
Interest Rate Fair Value Hedge Derivative at Fair Value Net	55,422	87,806
Realized ineffectiveness of interest rate swaps	645	254	0
Swaps breakage cost	10,192	0	0
Maturity of interest rate swaps qualifying for cash flow hedge	The maturity of these interest rate swaps range between June 2015 and August 2020.
B. Interest rate swaps that do not meet the criteria for hedge accounitng [Abstract]
Notional amount outstanding	217,533	100,000
Interest Rate Derivative Instruments Not Designated As Hedging Instruments Liability At Fair Value	$ 18,509	$ 15,406
Maturity of interest rate swaps that do not qualify for cash flow hedge	The maturity of these interest rate swaps range betweenFebruary 2017 and August 2020.